Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
July 31, 2026
LCX-NPRT3-0926
1.9891463.107
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	121,355	9,625,879
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	53,232	5,841,679
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	378,936	6,195,604
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	72,140	16,531,602
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	83,405	17,155,574
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	113,923	8,163,722
UNITED STATES - 99.5%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.7%
AST SpaceMobile Inc Class A (b)(c)	74,265	4,380,149
AT&T Inc	1,985,381	46,160,108
Comcast Corp Class A	1,018,011	24,391,544
Verizon Communications Inc	1,193,102	55,849,105
		130,780,906
Entertainment - 1.1%
Electronic Arts Inc	64,356	13,505,750
Liberty Media Corp-Liberty Formula One Class A (c)	6,901	619,779
Liberty Media Corp-Liberty Formula One Class C (c)	63,991	6,279,437
Live Nation Entertainment Inc (b)(c)	45,216	7,873,462
Netflix Inc (c)	1,203,171	86,279,393
ROBLOX Corp Class A (c)	191,898	6,831,569
Take-Two Interactive Software Inc (c)	49,736	12,081,869
Walt Disney Co/The	496,181	47,727,650
Warner Bros Discovery Inc (c)	708,164	18,624,713
		199,823,622
Interactive Media & Services - 7.6%
Alphabet Inc Class A	1,675,457	596,680,501
Alphabet Inc Class C	1,350,497	481,654,755
Meta Platforms Inc Class A	627,487	349,328,288
		1,427,663,544
Media - 0.1%
Charter Communications Inc Class A (b)(c)	23,900	3,465,022
EchoStar Corp Class A (c)	38,940	3,274,465
Fox Corp Class A	56,829	3,309,153
Fox Corp Class B	39,922	2,073,548
Omnicom Group Inc	81,436	6,409,013
		18,531,201
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	132,966	22,964,558
TOTAL COMMUNICATION SERVICES		1,799,763,831
Consumer Discretionary - 9.2%
Automobile Components - 0.0%
Aptiv PLC (c)	60,467	3,414,571
Automobiles - 1.5%
Ford Motor Co	1,118,321	16,416,952
General Motors Co	257,637	22,893,624
Tesla Inc (c)	804,430	250,346,660
		289,657,236
Broadline Retail - 4.2%
Amazon.com Inc (c)	2,797,049	759,622,568
eBay Inc	126,866	14,463,993
		774,086,561
Distributors - 0.0%
Genuine Parts Co	39,324	4,890,726
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	119,417	18,094,064
Booking Holdings Inc	221,410	42,709,989
Carnival Corp Ltd	367,583	10,222,483
Chipotle Mexican Grill Inc (c)	366,522	13,641,949
Darden Restaurants Inc	32,727	6,662,563
DoorDash Inc Class A (c)	108,131	21,210,977
Expedia Group Inc Class A	32,716	9,642,714
Flutter Entertainment PLC (b)(c)	49,602	5,181,921
Hilton Worldwide Holdings Inc	65,047	20,846,913
Las Vegas Sands Corp	85,198	4,165,330
Marriott International Inc/MD Class A1	62,536	23,315,297
McDonald's Corp	203,016	54,944,250
Royal Caribbean Cruises Ltd	71,268	22,684,604
Starbucks Corp	325,652	34,274,873
Yum! Brands Inc	78,754	12,071,413
		299,669,340
Household Durables - 0.2%
DR Horton Inc	75,357	10,780,572
Garmin Ltd	46,840	13,760,656
Lennar Corp Class A	61,398	5,056,125
Lennar Corp Class B	2,680	216,276
NVR Inc (c)	771	4,739,376
PulteGroup Inc	54,428	6,883,509
		41,436,514
Specialty Retail - 1.5%
AutoZone Inc (c)	4,708	14,200,505
Best Buy Co Inc	55,989	4,829,611
Burlington Stores Inc (c)	17,953	6,615,321
Carvana Co Class A (c)	204,668	12,763,096
Home Depot Inc/The	284,600	94,475,817
Lowe's Cos Inc	160,030	33,255,834
O'Reilly Automotive Inc (c)	236,793	21,157,455
Ross Stores Inc	92,049	23,110,742
TJX Cos Inc/The	315,970	49,714,720
Tractor Supply Co	149,853	4,610,977
Ulta Beauty Inc (c)	12,447	6,383,195
Williams-Sonoma Inc	33,643	7,692,808
		278,810,081
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	40,560	3,929,453
Lululemon Athletica Inc (c)	29,921	3,556,709
NIKE Inc Class B	342,738	14,295,603
Tapestry Inc	57,731	8,796,472
		30,578,237
TOTAL CONSUMER DISCRETIONARY		1,722,543,266
Consumer Staples - 4.6%
Beverages - 1.0%
Coca-Cola Co/The	1,106,432	96,912,379
Constellation Brands Inc Class A	39,849	5,189,535
Keurig Dr Pepper Inc	388,759	12,098,180
Monster Beverage Corp (c)	203,999	19,661,424
PepsiCo Inc	390,533	54,502,785
		188,364,303
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores Inc	10,560	9,197,760
Costco Wholesale Corp	126,767	120,668,240
Dollar General Corp	62,926	7,994,748
Dollar Tree Inc (c)	51,745	6,582,481
Kroger Co/The	162,079	9,358,441
Sysco Corp	136,634	11,646,682
Target Corp	129,774	18,751,045
US Foods Holding Corp (c)	62,925	6,329,626
Walmart Inc	1,252,675	139,297,461
		329,826,484
Food Products - 0.3%
Archer-Daniels-Midland Co	137,712	10,916,430
Bunge Global SA	38,806	4,122,361
General Mills Inc	152,491	5,451,553
Hershey Co/The	42,354	7,414,068
Kraft Heinz Co/The	243,949	6,306,082
McCormick & Co Inc/MD	72,573	3,693,966
Mondelez International Inc	366,784	22,854,311
Tyson Foods Inc Class A	80,611	4,672,214
		65,430,985
Household Products - 0.7%
Church & Dwight Co Inc	67,703	6,689,733
Clorox Co/The	34,551	3,300,657
Colgate-Palmolive Co	228,642	20,875,015
Kimberly-Clark Corp (b)	94,847	10,367,726
Procter & Gamble Co/The	665,362	96,138,155
		137,371,286
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	70,659	5,928,290
Kenvue Inc	548,614	10,555,333
		16,483,623
Tobacco - 0.6%
Altria Group Inc	477,146	32,603,386
Philip Morris International Inc	445,335	84,978,825
		117,582,211
TOTAL CONSUMER STAPLES		855,058,892
Energy - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	283,469	17,147,040
Halliburton Co	238,702	7,698,139
SLB Ltd	427,190	21,184,352
		46,029,531
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Inc	59,876	15,781,517
Chevron Corp	534,925	105,289,288
ConocoPhillips	348,109	41,940,172
Devon Energy Corp	329,438	14,867,537
Diamondback Energy Inc	55,463	11,256,216
EOG Resources Inc	152,191	22,629,280
EQT Corp	178,721	9,524,042
Expand Energy Corp	68,356	6,427,515
ExxonMobil Holdings Corp	1,184,356	184,096,297
Kinder Morgan Inc	559,425	18,002,297
Marathon Petroleum Corp	83,417	26,398,978
Occidental Petroleum Corp	207,467	11,840,142
ONEOK Inc	180,022	16,347,798
Ovintiv Inc	78,691	4,915,039
Phillips 66	114,561	24,250,272
Targa Resources Corp	61,331	16,582,062
Texas Pacific Land Corp	16,555	6,664,712
Valero Energy Corp	84,844	26,547,688
Williams Cos Inc/The	349,453	24,999,868
		588,360,720
TOTAL ENERGY		634,390,251
Financials - 12.4%
Banks - 3.6%
Bank of America Corp	1,865,524	115,569,212
Citigroup Inc	487,343	64,548,580
Citizens Financial Group Inc	120,832	8,657,613
Fifth Third Bancorp	258,965	14,631,523
First Citizens BancShares Inc/NC Class A	2,661	5,818,676
Huntington Bancshares Inc/OH	579,222	9,869,943
JPMorgan Chase & Co	765,630	269,340,978
KeyCorp	263,331	5,948,647
M&T Bank Corp	41,844	10,305,759
PNC Financial Services Group Inc/The	114,741	28,670,334
Regions Financial Corp	243,840	7,546,848
Truist Financial Corp	355,991	18,454,573
US Bancorp	443,546	27,947,833
Wells Fargo & Co	874,403	75,592,139
		662,902,658
Capital Markets - 3.2%
Ameriprise Financial Inc	25,687	14,020,992
Ares Management Corp Class A	60,269	7,719,856
Bank of New York Mellon Corp/The	196,122	30,659,752
Blackrock Inc	41,251	44,979,678
Blackstone Inc	212,267	27,117,109
Cboe Global Markets Inc	29,903	9,276,808
Charles Schwab Corp/The	467,116	49,159,288
CME Group Inc Class A	103,538	27,726,441
Coinbase Global Inc Class A (c)	63,555	9,295,554
Goldman Sachs Group Inc/The	84,294	85,843,324
Interactive Brokers Group Inc Class A	127,290	11,200,247
Intercontinental Exchange Inc	161,586	24,638,633
KKR & Co Inc Class A	197,546	20,037,091
LPL Financial Holdings Inc	22,854	8,083,460
Moody's Corp	42,929	20,536,375
Morgan Stanley	342,521	72,073,269
MSCI Inc	20,801	11,903,164
Nasdaq Inc	127,660	12,024,295
Northern Trust Corp	52,874	9,633,114
Raymond James Financial Inc	49,560	8,721,569
Robinhood Markets Inc Class A (c)	226,069	19,568,533
S&P Global Inc	86,635	35,687,556
State Street Corp	79,082	14,563,741
T Rowe Price Group Inc (b)	61,224	6,841,782
Tradeweb Markets Inc Class A	33,155	3,332,077
		584,643,708
Consumer Finance - 0.5%
American Express Co	152,072	51,134,211
Capital One Financial Corp	177,811	37,164,277
SoFi Technologies Inc Class A (b)(c)	366,524	5,978,006
Synchrony Financial	96,112	7,284,328
		101,560,822
Financial Services - 3.5%
Apollo Global Management Inc	131,785	16,550,878
Berkshire Hathaway Inc Class B (c)	523,845	267,967,672
Block Inc Class A (c)	152,924	12,423,546
Corpay Inc (c)	18,676	7,136,286
Fidelity National Information Services Inc	147,690	6,612,081
Fiserv Inc (c)	152,369	8,218,784
Global Payments Inc	66,437	5,586,023
Mastercard Inc Class A	230,552	132,129,351
PayPal Holdings Inc	252,048	14,419,666
Visa Inc Class A	474,237	173,632,393
		644,676,680
Insurance - 1.6%
AFLAC Inc	130,891	16,685,985
Allstate Corp/The	73,554	19,424,140
American International Group Inc	151,498	11,904,713
Aon PLC	61,026	22,002,924
Arch Capital Group Ltd (c)	99,430	9,995,698
Arthur J Gallagher & Co	73,405	18,308,675
Brown & Brown Inc	83,290	5,863,616
Chubb Ltd	103,067	36,143,536
Cincinnati Financial Corp	44,199	7,853,278
Everest Group Ltd	11,307	4,230,514
Hartford Insurance Group Inc/The	78,329	11,115,668
Markel Group Inc (c)	3,576	6,731,248
Marsh & McLennan Cos Inc	137,666	26,113,864
MetLife Inc	154,436	14,845,933
Principal Financial Group Inc	56,167	6,386,188
Progressive Corp/The	166,965	35,299,740
Prudential Financial Inc	99,150	12,104,232
Travelers Companies Inc/The	60,760	22,746,114
W R Berkley Corp	84,034	6,095,826
Willis Towers Watson PLC	26,987	9,065,473
		302,917,365
TOTAL FINANCIALS		2,296,701,233
Health Care - 9.0%
Biotechnology - 1.8%
AbbVie Inc	504,834	126,683,044
Alnylam Pharmaceuticals Inc (c)	38,149	7,840,382
Amgen Inc	154,213	59,396,679
Biogen Inc (c)	42,185	8,561,446
Gilead Sciences Inc	354,760	46,193,300
Insmed Inc (c)	61,934	6,106,691
Natera Inc (c)	40,922	10,957,275
Regeneron Pharmaceuticals Inc	28,551	21,773,849
Revolution Medicines Inc (c)	57,101	10,708,151
United Therapeutics Corp (c)	12,129	6,279,305
Vertex Pharmaceuticals Inc (c)	72,521	34,599,769
		339,099,891
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	497,696	52,606,467
Becton Dickinson & Co	78,731	13,039,428
Boston Scientific Corp (c)	424,703	19,846,371
Cooper Cos Inc/The (c)	55,751	4,031,912
Dexcom Inc (c)	110,257	9,200,947
Edwards Lifesciences Corp (c)	164,526	14,160,753
GE HealthCare Technologies Inc	129,978	8,841,104
IDEXX Laboratories Inc (c)	22,540	12,601,438
Insulet Corp (c)	19,791	3,272,442
Intuitive Surgical Inc (c)	101,197	35,755,936
Medtronic PLC	366,851	31,325,407
ResMed Inc	41,448	8,744,699
STERIS PLC	28,023	6,400,453
Stryker Corp	98,586	32,109,460
Zimmer Biomet Holdings Inc	55,279	5,192,356
		257,129,173
Health Care Providers & Services - 1.6%
Cardinal Health Inc	66,921	15,393,838
Cencora Inc	55,593	17,308,325
Centene Corp (c)	134,040	8,339,969
Cigna Group/The	75,586	21,092,273
CVS Health Corp	364,577	38,072,776
Elevance Health Inc	62,051	23,321,248
HCA Healthcare Inc	44,371	17,863,321
Humana Inc	34,306	12,482,581
Labcorp Holdings Inc	23,430	7,244,556
McKesson Corp	34,346	29,406,702
Quest Diagnostics Inc	31,630	7,370,106
UnitedHealth Group Inc	259,488	107,531,827
		305,427,522
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	42,901	8,742,366
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	80,749	11,173,239
Danaher Corp	179,989	35,094,255
Illumina Inc (c)	43,232	8,866,883
IQVIA Holdings Inc (c)	47,689	11,207,869
Mettler-Toledo International Inc (c)	5,774	8,177,716
Thermo Fisher Scientific Inc	106,185	60,982,046
Waters Corp (c)	28,055	10,585,432
West Pharmaceutical Services Inc	20,187	6,882,960
		152,970,400
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	583,491	38,107,797
Eli Lilly & Co	226,034	259,676,901
Johnson & Johnson	687,826	176,324,195
Merck & Co Inc	705,715	91,884,093
Pfizer Inc	1,628,529	40,729,510
Royalty Pharma PLC Class A	111,460	6,512,608
Viatris Inc	332,753	5,843,142
Zoetis Inc Class A	119,788	9,258,415
		628,336,661
TOTAL HEALTH CARE		1,691,706,013
Industrials - 9.0%
Aerospace & Defense - 2.6%
ATI Inc (c)	38,994	7,309,035
Axon Enterprise Inc (c)	23,031	12,154,841
Boeing Co (c)	225,245	48,684,454
Carpenter Technology Corp	14,197	7,377,613
Curtiss-Wright Corp	10,555	7,641,820
FTAI Aviation Ltd	29,312	6,038,271
GE Aerospace	298,118	107,343,348
General Dynamics Corp	72,526	27,807,919
HEICO Corp	11,507	4,100,635
HEICO Corp Class A	22,173	5,704,669
Honeywell Aerospace Inc	90,528	18,715,759
Howmet Aerospace Inc	114,325	32,269,375
L3Harris Technologies Inc	53,231	14,748,181
Lockheed Martin Corp	57,975	33,784,352
Northrop Grumman Corp	38,149	20,695,070
Rocket Lab Corp (b)(c)	145,525	9,451,849
RTX Corp	384,794	82,815,365
Textron Inc	49,686	4,236,227
TransDigm Group Inc	15,982	20,047,501
Woodward Inc	17,025	6,141,769
		477,068,053
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	33,680	4,975,546
Expeditors International of Washington Inc	37,372	6,274,385
FedEx Corp	62,724	19,281,358
United Parcel Service Inc Class B	213,325	22,232,732
		52,764,021
Building Products - 0.4%
Carlisle Cos Inc	11,536	4,152,037
Carrier Global Corp	223,086	13,788,946
Johnson Controls International plc	174,331	25,567,384
Lennox International Inc	9,049	3,763,298
Masco Corp	57,642	4,120,250
Trane Technologies PLC	63,163	28,736,007
		80,127,922
Commercial Services & Supplies - 0.4%
Cintas Corp	97,171	19,884,102
Copart Inc (c)	253,230	7,374,058
Republic Services Inc	57,142	12,031,248
Veralto Corp	70,176	6,608,473
Waste Management Inc	105,565	23,915,751
		69,813,632
Construction & Engineering - 0.3%
Comfort Systems USA Inc	10,042	17,369,547
EMCOR Group Inc	12,698	10,125,766
MasTec Inc (c)	17,606	4,632,138
Quanta Services Inc	42,877	28,614,395
		60,741,846
Electrical Equipment - 1.2%
AMETEK Inc	65,491	15,829,830
Bloom Energy Corp Class A (c)	74,773	15,389,031
Eaton Corp PLC	110,951	46,066,855
Emerson Electric Co	160,040	23,977,193
GE Vernova Inc	76,783	76,037,437
Hubbell Inc	15,099	7,135,032
Rockwell Automation Inc	31,795	15,264,144
Vertiv Holdings Co Class A	109,753	26,513,032
		226,212,554
Ground Transportation - 0.9%
CSX Corp	530,935	26,759,124
Fedex Freight Holding Co Inc	31,060	4,364,861
JB Hunt Transport Services Inc	21,286	5,784,470
Norfolk Southern Corp	64,174	21,529,094
Old Dominion Freight Line Inc	52,293	11,093,437
Uber Technologies Inc (c)	581,641	40,924,261
Union Pacific Corp	169,644	49,558,102
XPO Inc (c)	33,548	6,742,142
		166,755,491
Industrial Conglomerates - 0.3%
3M Co	149,030	26,271,009
Honeywell International Inc	90,528	22,002,830
		48,273,839
Machinery - 1.7%
Caterpillar Inc	131,607	107,234,700
Cummins Inc	39,428	25,005,238
Deere & Co	71,776	42,539,482
Dover Corp	38,477	7,873,164
Fortive Corp	87,109	5,157,724
IDEX Corp	21,149	4,873,786
Illinois Tool Works Inc	74,807	21,465,869
Ingersoll Rand Inc	101,755	8,484,332
Otis Worldwide Corp	109,641	7,888,670
PACCAR Inc	150,378	19,952,153
Parker-Hannifin Corp	36,027	35,181,446
Snap-on Inc	14,802	6,074,889
Westinghouse Air Brake Technologies Corp	48,483	14,101,765
Xylem Inc/NY	67,917	7,944,251
		313,777,469
Passenger Airlines - 0.1%
Delta Air Lines Inc	186,711	16,326,010
Southwest Airlines Co	139,660	6,280,510
United Airlines Holdings Inc (c)	92,741	11,252,266
		33,858,786
Professional Services - 0.4%
Automatic Data Processing Inc	114,218	30,434,528
Broadridge Financial Solutions Inc	33,047	5,087,586
Equifax Inc	34,023	5,873,050
Jacobs Solutions Inc	33,740	4,552,538
Leidos Holdings Inc	35,941	4,154,780
Paychex Inc	92,139	10,765,521
SS&C Technologies Holdings Inc	59,180	4,559,819
TransUnion	55,090	4,331,176
Verisk Analytics Inc	37,438	7,294,794
		77,053,792
Trading Companies & Distributors - 0.4%
Fastenal Co	328,034	15,650,502
Ferguson Enterprises Inc	55,415	12,985,397
Sunbelt Rentals Holdings Inc	117,224	8,430,750
United Rentals Inc	17,900	19,318,754
Watsco Inc	10,002	3,093,619
WW Grainger Inc	12,411	17,154,732
		76,633,754
TOTAL INDUSTRIALS		1,683,081,159
Information Technology - 36.6%
Communications Equipment - 1.3%
Arista Networks Inc (c)	295,034	53,209,382
Ciena Corp (c)	40,402	15,233,574
Cisco Systems Inc	1,128,622	130,908,866
F5 Inc (c)	16,121	6,489,831
Lumentum Holdings Inc (c)	22,230	15,870,886
Motorola Solutions Inc	47,431	20,668,058
		242,380,597
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	351,521	56,489,425
CDW Corp/DE	36,503	5,395,508
Coherent Corp (c)	55,901	14,695,814
Corning Inc	223,782	30,937,862
Flex Ltd (c)	105,057	11,950,234
Jabil Inc	30,146	9,497,497
Keysight Technologies Inc (c)	49,004	15,636,196
Teledyne Technologies Inc (c)	13,238	8,678,436
		153,280,972
IT Services - 1.0%
Accenture PLC Class A	175,424	29,106,350
Akamai Technologies Inc (b)(c)	41,542	4,784,808
Cloudflare Inc Class A (c)	91,300	25,470,874
Cognizant Technology Solutions Corp Class A	135,401	7,494,445
CoreWeave Inc Class A (b)(c)	75,454	5,415,334
IBM Corporation	268,558	60,062,997
MongoDB Inc Class A (c)	22,965	7,750,228
Okta Inc Class A (c)	47,906	6,799,299
Snowflake Inc (c)	98,779	28,969,905
Twilio Inc Class A (c)	43,367	8,558,477
VeriSign Inc	23,402	6,787,048
		191,199,765
Semiconductors & Semiconductor Equipment - 16.7%
Advanced Micro Devices Inc (c)	465,919	221,847,332
Analog Devices Inc	139,497	51,252,593
Applied Materials Inc	226,762	115,120,265
Broadcom Inc	1,352,860	526,641,341
Credo Technology Group Holding Ltd (c)	46,379	9,599,989
Entegris Inc	43,575	5,187,603
First Solar Inc (c)	30,703	6,479,254
Intel Corp (c)	1,349,937	121,764,317
KLA Corp	373,250	68,237,565
Lam Research Corp	357,332	104,705,423
MACOM Technology Solutions Holdings Inc (c)	18,748	4,713,996
Marvell Technology Inc	250,176	46,923,011
Microchip Technology Inc	154,621	11,486,794
Micron Technology Inc	322,233	265,207,426
Monolithic Power Systems Inc	14,038	20,018,609
NVIDIA Corp	6,920,648	1,389,320,086
ON Semiconductor Corp (c)	111,980	9,138,688
Qnity Electronics Inc	59,815	7,846,532
QUALCOMM Inc	301,165	44,454,966
Teradyne Inc	44,730	16,446,774
Texas Instruments Inc	260,045	71,704,808
		3,118,097,372
Software - 8.6%
Adobe Inc (c)	115,494	28,920,853
AppLovin Corp Class A (c)	76,875	30,434,813
Autodesk Inc (c)	60,331	14,129,520
Cadence Design Systems Inc (c)	78,810	26,796,976
Crowdstrike Holdings Inc Class A (c)	290,920	55,524,991
Datadog Inc Class A (c)	94,529	25,330,936
Fair Isaac Corp (c)	6,626	7,440,799
Fortinet Inc (c)	177,942	28,817,707
HubSpot Inc (c)	14,636	3,474,001
Intuit Inc	79,020	24,975,851
Microsoft Corp	2,122,563	986,397,478
Oracle Corp	484,854	62,967,989
Palantir Technologies Inc Class A (c)	656,067	80,735,605
Palo Alto Networks Inc (c)	231,731	76,895,298
PTC Inc (c)	33,004	4,528,149
Roper Technologies Inc	28,835	11,302,455
Salesforce Inc	233,746	43,013,939
ServiceNow Inc (c)	294,680	32,777,256
Strategy Inc Class A (b)(c)	94,523	8,817,105
Synopsys Inc (c)	54,736	21,279,167
Trimble Inc (c)	66,608	3,768,681
Tyler Technologies Inc (c)	12,049	3,730,370
Workday Inc Class A (c)	58,208	9,333,071
Zoom Communications Inc Class A (c)	76,018	7,303,049
Zscaler Inc (c)	29,404	4,445,885
		1,603,141,944
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	4,196,689	1,296,399,199
Dell Technologies Inc Class C	82,657	33,506,668
Hewlett Packard Enterprise Co	379,128	18,160,231
HP Inc	261,319	7,126,169
NetApp Inc	56,384	10,064,544
Sandisk Corp (c)	42,314	51,404,317
Seagate Technology Holdings PLC	64,070	54,852,249
Western Digital Corp	98,488	53,660,202
		1,525,173,579
TOTAL INFORMATION TECHNOLOGY		6,833,274,229
Materials - 1.9%
Chemicals - 1.0%
Air Products and Chemicals Inc	63,628	18,763,261
Albemarle Corp	33,698	3,964,233
CF Industries Holdings Inc	43,897	5,495,465
Corteva Inc	191,105	15,041,875
Dow Inc	205,941	6,237,953
DuPont de Nemours Inc	39,043	5,348,891
Ecolab Inc	72,375	20,093,471
International Flavors & Fragrances Inc	72,949	5,779,020
Linde PLC	132,109	63,198,303
LyondellBasell Industries NV Class A1	73,785	4,580,573
PPG Industries Inc	63,690	7,039,019
Sherwin-Williams Co/The	65,539	22,338,968
Solstice Advanced Materials Inc	45,376	2,730,274
		180,611,306
Construction Materials - 0.2%
Amrize Ltd (United States) (b)	147,093	7,194,319
CRH PLC	190,928	18,140,069
Martin Marietta Materials Inc	17,157	9,009,827
Vulcan Materials Co	37,076	9,957,501
		44,301,716
Containers & Packaging - 0.2%
Amcor PLC	132,108	5,929,007
Avery Dennison Corp	21,856	3,709,619
Ball Corp	76,076	4,937,332
International Paper Co	151,301	6,177,620
Packaging Corp of America	25,300	6,219,752
Smurfit Westrock PLC	149,858	6,888,972
		33,862,302
Metals & Mining - 0.5%
Coeur Mining Inc (b)	295,596	4,407,336
Freeport-McMoRan Inc	410,761	25,725,961
Newmont Corp	305,037	28,585,018
Nucor Corp	65,074	16,742,889
Reliance Inc	14,586	5,923,375
Royal Gold Inc	23,279	4,617,390
Steel Dynamics Inc	38,734	9,732,305
		95,734,274
TOTAL MATERIALS		354,509,598
Real Estate - 1.7%
Diversified REITs - 0.0%
WP Carey Inc	63,644	4,684,198
Health Care REITs - 0.3%
Ventas Inc	138,916	12,990,035
Welltower Inc	201,704	47,287,486
		60,277,521
Industrial REITs - 0.2%
Prologis Inc	266,402	38,524,393
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	83,668	12,283,299
CoStar Group Inc (c)	116,681	3,355,746
		15,639,045
Residential REITs - 0.2%
AvalonBay Communities Inc	39,695	7,367,789
Equity Residential	97,422	6,473,692
Essex Property Trust Inc	18,362	5,217,379
Invitation Homes Inc	156,159	4,641,045
Mid-America Apartment Communities Inc	33,255	4,400,967
Sun Communities Inc	33,099	4,087,064
		32,187,936
Retail REITs - 0.2%
Realty Income Corp	266,446	17,017,906
Simon Property Group Inc	92,659	21,253,195
		38,271,101
Specialized REITs - 0.7%
American Tower Corp	133,122	23,078,030
Crown Castle Inc	124,709	9,515,297
Digital Realty Trust Inc	94,384	17,793,272
Equinix Inc	28,180	28,723,310
Extra Space Storage Inc	60,365	8,936,435
Gaming and Leisure Properties Inc	80,926	3,624,675
Iron Mountain Inc	85,013	10,398,790
Public Storage	45,144	14,634,330
SBA Communications Corp Class A	30,306	5,484,780
VICI Properties Inc	312,262	8,228,104
Weyerhaeuser Co	206,027	5,156,856
		135,573,879
TOTAL REAL ESTATE		325,158,073
Utilities - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp	73,799	5,223,492
American Electric Power Co Inc	155,470	19,876,840
Constellation Energy Corp	91,343	24,000,373
Duke Energy Corp	222,758	27,940,536
Edison International	109,949	8,066,958
Entergy Corp	130,834	14,080,355
Evergy Inc	65,866	5,467,537
Eversource Energy	107,459	7,692,990
Exelon Corp	292,366	13,396,210
FirstEnergy Corp	148,750	7,186,113
NextEra Energy Inc	595,855	51,791,717
NRG Energy Inc	60,286	8,095,807
PG&E Corp	629,252	10,936,400
PPL Corp	214,972	7,569,164
Southern Co/The	322,109	30,452,185
Xcel Energy Inc	178,376	13,949,003
		255,725,680
Gas Utilities - 0.0%
Atmos Energy Corp	47,695	8,240,742
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	90,564	13,420,679
Multi-Utilities - 0.6%
Ameren Corp	79,078	8,667,740
CenterPoint Energy Inc	186,919	7,858,075
CMS Energy Corp	88,269	6,354,485
Consolidated Edison Inc	105,302	11,462,123
Dominion Energy Inc	251,291	17,381,798
DTE Energy Co	59,441	8,432,895
NiSource Inc	136,992	6,086,554
Public Service Enterprise Group Inc	142,388	10,918,312
Sempra	186,782	16,539,546
WEC Energy Group Inc	93,071	10,183,829
		103,885,357
Water Utilities - 0.0%
American Water Works Co Inc	55,798	7,486,417
TOTAL UTILITIES		388,758,875
TOTAL UNITED STATES		18,584,945,420
TOTAL COMMON STOCKS (Cost $11,024,070,332)		18,648,459,480

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $3,060,312)	3.64	3,064,000	3,060,932

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	41,687,597	41,695,935
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	23,378,835	23,381,173
TOTAL MONEY MARKET FUNDS (Cost $65,073,843)			65,077,108

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,092,204,487)	18,716,597,520
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(10,786,815)
NET ASSETS - 100.0%	18,705,810,705

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	157	9/2026	59,026,113	606,565

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $535,498 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,060,932.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $26,628,174.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	8,184,349	1,207,539,581	1,174,011,954	3,036,062	(19,306)	3,265	41,695,935	41,687,597
Fidelity Securities Lending Cash Central Fund	5,663,000	348,889,017	331,169,864	42,807	(980)	-	23,381,173	23,378,835
	13,847,349	1,556,428,598	1,505,181,818	3,078,869	(20,286)	3,265	65,077,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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